FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks — 62.2%
Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	18,270	$ 113,315
Huntington Ingalls Industries, Inc.	5,500	774,125
Lockheed Martin Corp.	55,600	21,310,368
Northrop Grumman Corp.	53,900	17,004,911
Raytheon Technologies Corp.	343,400	19,759,236
Singapore Technologies Engineering Ltd. (Singapore)	9,000	22,940
		58,984,895
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	18,803	855,037
Expeditors International of Washington, Inc.	11,600	1,050,032
SG Holdings Co. Ltd. (Japan)	10,000	518,889
Yamato Holdings Co. Ltd. (Japan)	8,200	215,716
		2,639,674
Auto Components — 0.0%
Cie Generale des Etablissements Michelin SCA (France)	4,830	514,918
Faurecia SE (France)*	448	19,341
NGK Spark Plug Co. Ltd. (Japan)	900	15,683
		549,942
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	1,848	133,821
Daimler AG (Germany)	8,337	448,170
Fiat Chrysler Automobiles NV (United Kingdom)*	22,191	272,114
General Motors Co.	516,500	15,283,235
Mazda Motor Corp. (Japan)	3,400	19,834
Peugeot SA (France)*	24,097	436,876
Toyota Motor Corp. (Japan)	12,100	797,961
Volkswagen AG (Germany)*	184	32,130
		17,424,141
Banks — 1.6%
Aozora Bank Ltd. (Japan)	700	11,613
Australia & New Zealand Banking Group Ltd. (Australia)	5,292	65,571
Banco de Sabadell SA (Spain)	34,044	11,831
Bank of America Corp.	144,250	3,474,983
Bankinter SA (Spain)	62,711	269,584
BankUnited, Inc.(a)	19,200	420,672
BNP Paribas SA (France)*	6,632	240,405
BOC Hong Kong Holdings Ltd. (China)	200,000	531,737
Chiba Bank Ltd. (The) (Japan)	3,300	18,202
Citigroup, Inc.	493,950	21,294,184
Credit Agricole SA (France)*	6,175	54,033
Danske Bank A/S (Denmark)*	3,600	48,801
DBS Group Holdings Ltd. (Singapore)	42,000	616,821
DNB ASA (Norway)*	23,485	324,006
FinecoBank Banca Fineco SpA (Italy)*	3,570	49,276
FNB Corp.	409,700	2,777,766
ING Groep NV (Netherlands)*	21,924	155,741
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)*	94,364	$ 177,163
Japan Post Bank Co. Ltd. (Japan)	2,400	18,695
JPMorgan Chase & Co.	26,394	2,540,950
Mebuki Financial Group, Inc. (Japan)	240,800	544,867
Mediobanca Banca di Credito Finanziario SpA (Italy)	43,862	343,712
Mizuho Financial Group, Inc. (Japan)	49,940	623,613
PacWest Bancorp	230,400	3,935,232
Popular, Inc. (Puerto Rico)	161,600	5,861,232
Raiffeisen Bank International AG (Austria)*	857	13,091
Resona Holdings, Inc. (Japan)	95,200	323,618
Shinsei Bank Ltd. (Japan)	1,100	13,537
Signature Bank	8,700	722,013
Simmons First National Corp. (Class A Stock)	104,700	1,660,019
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	9,386	83,459
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	211,095
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,000	79,663
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	8,949	74,939
Swedbank AB (Sweden) (Class A Stock)*	35,597	557,819
Synovus Financial Corp.	13,100	277,327
Wells Fargo & Co.	890,300	20,930,953
		69,358,223
Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	2,200	76,678
Carlsberg A/S (Denmark) (Class B Stock)	620	83,541
Coca-Cola European Partners PLC (United Kingdom)	9,900	384,219
Coca-Cola HBC AG (Switzerland)*	1,175	29,027
Keurig Dr. Pepper, Inc.(a)	449,800	12,414,480
Kirin Holdings Co. Ltd. (Japan)	4,700	88,215
Monster Beverage Corp.*	105,600	8,469,120
PepsiCo, Inc.	109,220	15,137,892
		36,683,172
Biotechnology — 1.7%
AbbVie, Inc.	288,700	25,287,233
Biogen, Inc.*	57,100	16,198,128
CSL Ltd. (Australia)	183	37,827
Gilead Sciences, Inc.	322,450	20,375,616
Regeneron Pharmaceuticals, Inc.*	8,600	4,814,108
Vertex Pharmaceuticals, Inc.*	26,800	7,292,816
		74,005,728
Building Products — 0.5%
American Woodmark Corp.*	18,700	1,468,698
Cie de Saint-Gobain (France)*	2,896	121,782
Geberit AG (Switzerland)	212	125,458
Kingspan Group PLC (Ireland)*	870	79,223
A1

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
LIXIL Group Corp. (Japan)	1,500	$ 30,170
Masco Corp.	257,400	14,190,462
UFP Industries, Inc.	115,400	6,521,254
		22,537,047
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	101,200	6,920,056
Ameriprise Financial, Inc.	111,650	17,206,382
Bank of New York Mellon Corp. (The)	233,300	8,011,522
Credit Suisse Group AG (Switzerland)	13,950	139,721
Evercore, Inc. (Class A Stock)	13,900	909,894
Federated Hermes, Inc.	85,200	1,832,652
Goldman Sachs Group, Inc. (The)	88,800	17,846,136
Hargreaves Lansdown PLC (United Kingdom)	1,920	38,856
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,900	419,618
Julius Baer Group Ltd. (Switzerland)	980	41,588
Magellan Financial Group Ltd. (Australia)	13,848	570,766
Morgan Stanley	61,400	2,968,690
Nomura Holdings, Inc. (Japan)	124,500	565,279
S&P Global, Inc.	53,000	19,111,800
Schroders PLC (United Kingdom)	720	24,964
SEI Investments Co.	11,400	578,208
Singapore Exchange Ltd. (Singapore)	4,600	30,961
Stifel Financial Corp.	54,200	2,740,352
UBS Group AG (Switzerland)	63,726	710,401
		80,667,846
Chemicals — 0.9%
Akzo Nobel NV (Netherlands)	1,121	113,678
Arkema SA (France)	390	41,307
Avient Corp.	18,400	486,864
BASF SE (Germany)	5,283	321,139
Celanese Corp.	13,000	1,396,850
Chr Hansen Holding A/S (Denmark)	78	8,647
Corteva, Inc.	490,400	14,128,424
Covestro AG (Germany), 144A	992	49,345
Evonik Industries AG (Germany)	2,967	76,798
LANXESS AG (Germany)	476	27,192
Linde PLC (United Kingdom)	20,700	4,929,291
LyondellBasell Industries NV (Class A Stock)	107,200	7,556,528
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	16,718
Mitsui Chemicals, Inc. (Japan)	1,100	26,379
Nissan Chemical Corp. (Japan)	700	37,458
Nitto Denko Corp. (Japan)	1,000	65,218
Sensient Technologies Corp.	57,100	3,296,954
Sherwin-Williams Co. (The)	5,300	3,692,722
Shin-Etsu Chemical Co. Ltd. (Japan)	2,100	274,092
Tosoh Corp. (Japan)	20,200	328,113
Yara International ASA (Norway)	1,014	39,024
		36,912,741
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. (Japan)	24,600	$ 498,370
Deluxe Corp.	114,700	2,951,231
Herman Miller, Inc.	36,600	1,103,856
Rentokil Initial PLC (United Kingdom)*	10,580	72,994
Secom Co. Ltd. (Japan)	1,600	146,372
		4,772,823
Communications Equipment — 0.7%
Cisco Systems, Inc.	713,700	28,112,643
Nokia OYJ (Finland)*	85,929	336,601
		28,449,244
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1,565	35,463
Bouygues SA (France)	1,302	45,181
EMCOR Group, Inc.	84,500	5,721,495
Kajima Corp. (Japan)	40,200	484,047
Obayashi Corp. (Japan)	51,500	467,565
Quanta Services, Inc.	37,200	1,966,392
Taisei Corp. (Japan)	1,100	37,077
		8,757,220
Construction Materials — 0.0%
HeidelbergCement AG (Germany)	6,809	416,662
James Hardie Industries PLC, CDI	2,627	62,709
LafargeHolcim Ltd. (Switzerland)*	11,709	532,613
Taiheiyo Cement Corp. (Japan)	700	17,836
		1,029,820
Consumer Finance — 0.1%
OneMain Holdings, Inc.	78,200	2,443,750
Containers & Packaging — 0.0%
Smurfit Kappa Group PLC (Ireland)	1,271	49,823
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	58,950	12,552,813
Equitable Holdings, Inc.	345,300	6,298,272
Groupe Bruxelles Lambert SA (Belgium)	646	58,332
M&G PLC (United Kingdom)	142,958	293,882
		19,203,299
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,016,200	28,971,862
Deutsche Telekom AG (Germany)	28,302	473,014
Iliad SA (France)	42	7,718
Nippon Telegraph & Telephone Corp. (Japan)	27,000	550,346
Orange SA (France)	11,375	118,374
Proximus SADP (Belgium)	928	16,919
Telecom Italia SpA (Italy), RSP	18,981	7,683
Telefonica Deutschland Holding AG (Germany)	42,906	110,071
United Internet AG (Germany)	595	22,755

A2

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	544,188	$ 32,373,744
		62,652,486
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc. (Japan)	37,900	461,001
CK Infrastructure Holdings Ltd. (Hong Kong)	3,500	16,443
Enel SpA (Italy)	46,374	402,450
Exelon Corp.	449,000	16,056,240
Fortum OYJ (Finland)	19,130	387,274
Iberdrola SA (Spain)	79,321	973,581
Kansai Electric Power Co., Inc. (The) (Japan)	16,900	163,690
NRG Energy, Inc.	381,350	11,722,699
Power Assets Holdings Ltd. (Hong Kong)	8,000	42,144
Red Electrica Corp. SA (Spain)	2,520	47,195
Terna Rete Elettrica Nazionale SpA (Italy)	8,029	56,156
Tohoku Electric Power Co., Inc. (Japan)	2,400	24,081
		30,352,954
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	29,468	748,676
Acuity Brands, Inc.	62,900	6,437,815
Atkore International Group, Inc.*	110,050	2,501,437
Eaton Corp. PLC	91,000	9,284,730
Fuji Electric Co. Ltd. (Japan)	700	22,138
Schneider Electric SE (France)	7,313	906,377
Siemens Energy AG (Germany)*	2,197	59,245
		19,960,418
Electronic Equipment, Instruments & Components — 0.0%
Hexagon AB (Sweden) (Class B Stock)*	6,235	470,277
Hirose Electric Co. Ltd. (Japan)	200	25,751
Hitachi Ltd. (Japan)	5,400	182,835
Murata Manufacturing Co. Ltd. (Japan)	3,300	213,033
TDK Corp. (Japan)	800	87,383
Venture Corp. Ltd. (Singapore)	1,500	21,210
		1,000,489
Energy Equipment & Services — 0.1%
TechnipFMC PLC (United Kingdom)	675,700	4,263,667
Entertainment — 1.0%
Activision Blizzard, Inc.	260,500	21,087,475
Electronic Arts, Inc.*	148,200	19,326,762
Nexon Co. Ltd. (Japan)	2,900	72,286
Nintendo Co. Ltd. (Japan)	1,200	681,359
		41,167,882
Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	407,750	3,918,477
British Land Co. PLC (The) (United Kingdom)	4,702	20,341
CoreCivic, Inc.	371,850	2,974,800
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	9,900	$ 1,648,350
Equinix, Inc.	7,100	5,396,923
Franklin Street Properties Corp.	83,550	305,793
Gaming & Leisure Properties, Inc.	296,049	10,933,090
Gecina SA (France)	264	34,847
GEO Group, Inc. (The)	248,350	2,816,289
GLP J-REIT (Japan)	21	32,503
Goodman Group (Australia)	15,982	206,721
Japan Real Estate Investment Corp. (Japan)	8	40,988
Japan Retail Fund Investment Corp. (Japan)	14	21,719
Klepierre SA (France)(a)	30,082	422,497
Nippon Building Fund, Inc. (Japan)	8	45,384
Orix JREIT, Inc. (Japan)	134	205,246
Prologis, Inc.	49,100	4,940,442
Service Properties Trust	26,900	213,855
Stockland (Australia)	222,669	606,598
Weyerhaeuser Co.	523,700	14,935,924
		49,720,787
Food & Staples Retailing — 1.5%
Coles Group Ltd. (Australia)	7,599	92,894
Colruyt SA (Belgium)*	325	21,085
Costco Wholesale Corp.	25,600	9,088,000
ICA Gruppen AB (Sweden)	583	29,654
Koninklijke Ahold Delhaize NV (Netherlands)	23,896	707,839
Kroger Co. (The)	477,900	16,205,589
Seven & i Holdings Co. Ltd. (Japan)	4,400	136,048
Sundrug Co. Ltd. (Japan)	500	18,844
Walgreens Boots Alliance, Inc.	65,000	2,334,800
Walmart, Inc.	235,400	32,934,814
Wm Morrison Supermarkets PLC (United Kingdom)	13,956	30,569
		61,600,136
Food Products — 0.8%
Archer-Daniels-Midland Co.	100,300	4,662,947
Conagra Brands, Inc.	129,300	4,617,303
General Mills, Inc.	52,100	3,213,528
Kraft Heinz Co. (The)	491,100	14,708,445
MEIJI Holdings Co. Ltd. (Japan)	600	45,800
Nestle SA (Switzerland)	12,996	1,543,097
NH Foods Ltd. (Japan)	500	22,356
Orkla ASA (Norway)	4,251	42,905
Pilgrim’s Pride Corp.*	132,900	1,988,848
Tate & Lyle PLC (United Kingdom)	14,472	124,187
Toyo Suisan Kaisha Ltd. (Japan)	500	26,445
Tyson Foods, Inc. (Class A Stock)	29,900	1,778,452
WH Group Ltd. (Hong Kong), 144A	641,500	524,993
Wilmar International Ltd. (China)	123,400	400,577
		33,699,883
Gas Utilities — 0.3%
Enagas SA (Spain)	1,273	29,318
Naturgy Energy Group SA (Spain)	18,906	379,219

A3

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Snam SpA (Italy)	11,949	$ 61,476
UGI Corp.	318,500	10,504,130
		10,974,143
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	296,800	32,300,744
Baxter International, Inc.	40,950	3,293,199
Becton, Dickinson & Co.	70,900	16,497,012
BioMerieux (France)	242	37,919
Danaher Corp.	22,300	4,801,859
DiaSorin SpA (Italy)	277	55,749
Edwards Lifesciences Corp.*	62,500	4,988,750
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,248	71,340
Hologic, Inc.*	23,200	1,542,104
Hoya Corp. (Japan)	2,200	248,368
ResMed, Inc.	15,500	2,657,165
Siemens Healthineers AG (Germany), 144A	847	37,975
STERIS PLC	43,200	7,611,408
West Pharmaceutical Services, Inc.	34,600	9,511,540
		83,655,132
Health Care Providers & Services — 1.7%
Alfresa Holdings Corp. (Japan)	1,100	24,081
Anthem, Inc.	73,800	19,821,942
Cigna Corp.	111,300	18,855,333
Fresenius Medical Care AG & Co. KGaA (Germany)	6,834	576,820
Fresenius SE & Co. KGaA (Germany)	12,828	583,208
Humana, Inc.	3,800	1,572,782
Medipal Holdings Corp. (Japan)	26,000	520,765
Sonic Healthcare Ltd. (Australia)	2,673	63,654
Suzuken Co. Ltd. (Japan)	400	15,266
UnitedHealth Group, Inc.	89,600	27,934,592
Universal Health Services, Inc. (Class B Stock)	33,500	3,585,170
		73,553,613
Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants, Inc.	62,300	6,276,102
Domino’s Pizza, Inc.	9,700	4,125,216
Evolution Gaming Group AB (Sweden), 144A	8,139	540,127
Flutter Entertainment PLC (Ireland)*	866	137,509
GVC Holdings PLC (United Kingdom)*	3,423	42,767
La Francaise des Jeux SAEM (France), 144A	516	18,982
McDonald’s Corp.	88,400	19,402,916
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,100	102,072
Tabcorp Holdings Ltd. (Australia)	12,006	28,943
		30,674,634
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	5,762	35,272
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Berkeley Group Holdings PLC (United Kingdom)	9,150	$ 498,216
D.R. Horton, Inc.	29,900	2,261,337
Electrolux AB (Sweden) (Class B Stock)	1,312	30,626
Husqvarna AB (Sweden) (Class B Stock)	42,541	467,758
Iida Group Holdings Co. Ltd. (Japan)	3,300	66,677
M/I Homes, Inc.*	38,200	1,759,110
Persimmon PLC (United Kingdom)	1,935	61,568
Rinnai Corp. (Japan)	200	19,511
SEB SA (France)	1,800	293,019
Sekisui House Ltd. (Japan)	3,600	63,511
Sony Corp. (Japan)	14,500	1,107,600
		6,664,205
Household Products — 1.3%
Essity AB (Sweden) (Class B Stock)*	3,516	118,639
Henkel AG & Co. KGaA (Germany)	601	56,175
Kimberly-Clark Corp.	35,400	5,227,164
Lion Corp. (Japan)	1,300	26,747
Procter & Gamble Co. (The)	348,505	48,438,710
Reckitt Benckiser Group PLC (United Kingdom)	4,064	397,016
Unicharm Corp. (Japan)	2,300	103,112
		54,367,563
Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	543,500	9,842,785
Electric Power Development Co. Ltd. (Japan)	6,400	98,758
Vistra Corp.	485,000	9,147,100
		19,088,643
Industrial Conglomerates — 0.5%
3M Co.	134,200	21,496,156
CK Hutchison Holdings Ltd. (United Kingdom)	15,500	93,886
DCC PLC (United Kingdom)	573	44,285
Siemens AG (Germany)	4,394	555,131
Toshiba Corp. (Japan)	2,200	55,918
		22,245,376
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	1,104	37,197
Aegon NV (Netherlands)	26,383	68,667
Aflac, Inc.	357,700	13,002,395
Ageas SA/NV (Belgium)	11,252	460,314
AIA Group Ltd. (Hong Kong)	18,000	178,438
Allianz SE (Germany)	2,371	454,787
Allstate Corp. (The)	117,400	11,052,036
American Financial Group, Inc.	14,000	937,720
Aviva PLC (United Kingdom)	21,609	79,498
CNP Assurances (France)*	1,016	12,698
Direct Line Insurance Group PLC (United Kingdom)	7,754	26,976
Gjensidige Forsikring ASA (Norway)	1,170	23,780

A4

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Japan Post Holdings Co. Ltd. (Japan)	9,100	$ 61,919
Japan Post Insurance Co. Ltd. (Japan)	14,800	232,565
Legal & General Group PLC (United Kingdom)	199,817	482,790
Lincoln National Corp.(a)	82,600	2,587,858
MetLife, Inc.	421,300	15,659,721
MS&AD Insurance Group Holdings, Inc. (Japan)	2,500	67,055
NN Group NV (Netherlands)	16,946	636,082
Old Republic International Corp.	110,800	1,633,192
Poste Italiane SpA (Italy), 144A	3,078	27,315
Sompo Holdings, Inc. (Japan)	1,900	65,468
Swiss Life Holding AG (Switzerland)	659	249,383
T&D Holdings, Inc. (Japan)	3,200	31,429
Tryg A/S (Denmark)	728	22,985
Zurich Insurance Group AG (Switzerland)	860	299,374
		48,391,642
Interactive Media & Services — 3.8%
Alphabet, Inc. (Class A Stock)*	30,550	44,774,080
Alphabet, Inc. (Class C Stock)*	26,332	38,697,507
Facebook, Inc. (Class A Stock)*	290,850	76,173,615
		159,645,202
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	42,000	132,246,660
eBay, Inc.	363,300	18,927,930
Ocado Group PLC (United Kingdom)*	2,430	86,028
Prosus NV (China)*	829	76,549
Stamps.com, Inc.*	9,400	2,264,930
Zalando SE (Germany), 144A*	773	72,354
ZOZO, Inc. (Japan)	3,500	97,624
		153,772,075
IT Services — 3.0%
Accenture PLC (Class A Stock)	128,650	29,073,614
Amdocs Ltd.	74,800	4,294,268
Atos SE (France)*	558	44,940
CACI International, Inc. (Class A Stock)*	32,400	6,906,384
Capgemini SE (France)	2,852	365,727
Cognizant Technology Solutions Corp. (Class A Stock)	283,500	19,680,570
EPAM Systems, Inc.*	8,900	2,877,192
Euronet Worldwide, Inc.*	13,500	1,229,850
Fujitsu Ltd. (Japan)	4,900	670,547
GMO Payment Gateway, Inc. (Japan)	300	32,113
International Business Machines Corp.	134,400	16,352,448
Itochu Techno-Solutions Corp. (Japan)	600	22,796
KBR, Inc.	57,800	1,292,408
Leidos Holdings, Inc.	66,700	5,946,305
NEC Corp. (Japan)	1,400	81,902
Nomura Research Institute Ltd. (Japan)	7,400	217,920
Obic Co. Ltd. (Japan)	500	87,803
Otsuka Corp. (Japan)	600	30,701
PayPal Holdings, Inc.*	159,600	31,445,988
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Perspecta, Inc.	19,000	$ 369,550
Science Applications International Corp.	5,400	423,468
Visa, Inc. (Class A Stock)(a)	25,000	4,999,250
		126,445,744
Leisure Products — 0.1%
American Outdoor Brands, Inc.*	19,075	248,547
Brunswick Corp.	19,900	1,172,309
Shimano, Inc. (Japan)	500	98,383
Smith & Wesson Brands, Inc.	96,100	1,491,472
		3,010,711
Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc.*	15,800	2,490,554
Sartorius Stedim Biotech (France)	159	54,873
Thermo Fisher Scientific, Inc.	63,800	28,168,976
		30,714,403
Machinery — 0.7%
AGCO Corp.	35,300	2,621,731
Alfa Laval AB (Sweden)*	1,770	39,118
Allison Transmission Holdings, Inc.	120,200	4,223,828
Amada Co. Ltd. (Japan)	1,800	16,847
ANDRITZ AG (Austria)	451	13,934
Atlas Copco AB (Sweden) (Class A Stock)	3,792	180,875
Atlas Copco AB (Sweden) (Class B Stock)	2,266	94,562
Crane Co.	45,100	2,260,863
Cummins, Inc.	10,500	2,217,180
Epiroc AB (Sweden) (Class A Stock)	13,919	201,720
Epiroc AB (Sweden) (Class B Stock)	2,251	31,247
GEA Group AG (Germany)	918	32,199
Knorr-Bremse AG (Germany)	286	33,724
Kone OYJ (Finland) (Class B Stock)	6,680	586,595
MINEBEA MITSUMI, Inc. (Japan)	2,100	39,928
Nabtesco Corp. (Japan)	700	25,454
Oshkosh Corp.	124,100	9,121,350
Otis Worldwide Corp.	48,100	3,002,402
Pentair PLC	57,600	2,636,352
Sandvik AB (Sweden)*	6,399	124,798
Schindler Holding AG (Switzerland)	115	31,254
SKF AB (Sweden) (Class B Stock)	2,210	45,551
Spirax-Sarco Engineering PLC (United Kingdom)	429	61,091
Techtronic Industries Co. Ltd. (Hong Kong)	8,000	106,561
Volvo AB (Sweden) (Class B Stock)*	8,371	161,378
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,100	9,532
		27,920,074
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	21	30,783

A5

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Marine (cont’d.)
AP Moller - Maersk A/S (Denmark) (Class B Stock)	64	$ 101,402
Kuehne + Nagel International AG (Switzerland)	312	60,615
Nippon Yusen KK (Japan)	900	15,577
		208,377
Media — 0.4%
Comcast Corp. (Class A Stock)	126,900	5,870,394
Discovery, Inc. (Class C Stock)*	100,200	1,963,920
Publicis Groupe SA (France)(a)	13,067	422,337
Telenet Group Holding NV (Belgium)	8,980	348,807
ViacomCBS, Inc. (Class B Stock)(a)	265,155	7,426,992
		16,032,450
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	22,310	537,682
Antofagasta PLC (Chile)	1,710	22,465
ArcelorMittal SA (Luxembourg)*	4,031	53,893
BHP Group Ltd. (Australia)	17,348	443,405
BHP Group PLC (Australia)	22,195	472,918
Boliden AB (Sweden)	4,060	120,515
Evraz PLC (Russia)	3,352	14,853
Fortescue Metals Group Ltd. (Australia)	55,289	648,989
Newcrest Mining Ltd. (Australia)	5,053	113,174
Newmont Corp.	276,700	17,556,615
Rio Tinto Ltd. (Australia)	2,129	144,378
Rio Tinto PLC (Australia)	15,964	958,601
Steel Dynamics, Inc.	102,300	2,928,849
Sumitomo Metal Mining Co. Ltd. (Japan)	1,400	43,313
		24,059,650
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	1,347,700	9,595,624
Starwood Property Trust, Inc.(a)	483,000	7,288,470
TPG RE Finance Trust, Inc.	116,000	981,360
		17,865,454
Multiline Retail — 0.6%
Dollar Tree, Inc.*	55,300	5,051,102
Marks & Spencer Group PLC (United Kingdom)	11,490	14,417
Next PLC (United Kingdom)	777	59,427
Pan Pacific International Holdings Corp. (Japan)	2,500	58,163
Target Corp.	134,800	21,220,216
Wesfarmers Ltd. (Australia)	6,727	215,067
		26,618,392
Multi-Utilities — 0.8%
AGL Energy Ltd. (Australia)	3,811	37,260
National Grid PLC (United Kingdom)	8,386	96,265
Public Service Enterprise Group, Inc.	300,000	16,473,000
Sempra Energy	137,000	16,215,320
		32,821,845
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 0.7%
Chevron Corp.	31,200	$ 2,246,400
Cimarex Energy Co.	137,000	3,333,210
ENEOS Holdings, Inc. (Japan)	18,000	64,021
Equinor ASA (Norway)	5,754	81,763
Inpex Corp. (Japan)	67,100	358,649
Kinder Morgan, Inc.	945,100	11,653,083
Koninklijke Vopak NV (Netherlands)	392	22,111
Lundin Energy AB (Sweden)	11,941	237,783
Neste OYJ (Finland)	2,417	126,939
OMV AG (Austria)*	4,553	124,835
Origin Energy Ltd. (Australia)	10,136	31,319
Phillips 66	71,500	3,706,560
Pioneer Natural Resources Co.	61,500	5,288,385
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	23,406	290,729
Santos Ltd. (Australia)	108,877	383,689
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	82,600	895,384
TOTAL SE (France)	13,435	458,382
World Fuel Services Corp.	84,200	1,784,198
		31,087,440
Paper & Forest Products — 0.0%
Boise Cascade Co.	28,700	1,145,704
Mondi PLC (United Kingdom)	2,794	58,856
		1,204,560
Personal Products — 0.0%
L’Oreal SA (France)	619	201,228
Unilever NV (United Kingdom)	16,700	1,007,307
Unilever PLC (United Kingdom)	6,769	416,678
		1,625,213
Pharmaceuticals — 3.2%
Astellas Pharma, Inc. (Japan)	39,600	590,039
AstraZeneca PLC (United Kingdom)	2,601	283,988
Bayer AG (Germany)	3,275	201,679
Bristol-Myers Squibb Co.	452,200	27,263,138
Chugai Pharmaceutical Co. Ltd. (Japan)	14,100	632,499
Eisai Co. Ltd. (Japan)	1,200	109,322
Eli Lilly & Co.	163,800	24,245,676
GlaxoSmithKline PLC (United Kingdom)	53,852	1,007,487
Hikma Pharmaceuticals PLC (Jordan)	795	26,553
Ipsen SA (France)	225	23,588
Johnson & Johnson	128,148	19,078,674
Merck & Co., Inc.	360,800	29,928,360
Novartis AG (Switzerland)	18,216	1,579,163
Novo Nordisk A/S (Denmark) (Class B Stock)	10,281	710,523
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	69,320
Orion OYJ (Finland) (Class B Stock)	2,032	91,817
Otsuka Holdings Co. Ltd. (Japan)	4,700	198,933
Pfizer, Inc.	722,500	26,515,750
Recordati Industria Chimica e Farmaceutica SpA (Italy)	598	30,632

A6

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	5,453	$ 1,867,899
Sanofi (France)	11,248	1,124,566
Shionogi & Co. Ltd. (Japan)	4,600	246,147
UCB SA (Belgium)	654	74,244
		135,899,997
Professional Services — 0.0%
Adecco Group AG (Switzerland)	832	43,779
Experian PLC (United Kingdom)	5,166	194,256
Nihon M&A Center, Inc. (Japan)	10,600	606,147
Persol Holdings Co. Ltd. (Japan)	1,100	17,905
Randstad NV (Netherlands)*	690	36,004
Teleperformance (France)	131	40,394
		938,485
Real Estate Management & Development — 0.0%
Aroundtown SA (Germany)*	5,214	26,217
CK Asset Holdings Ltd. (Hong Kong)	14,500	71,156
Daito Trust Construction Co. Ltd. (Japan)	400	35,442
Deutsche Wohnen SE (Germany)	2,048	102,397
Henderson Land Development Co. Ltd. (Hong Kong)	9,000	33,386
Mitsubishi Estate Co. Ltd. (Japan)	6,800	102,496
Sino Land Co. Ltd. (Hong Kong)	360,000	422,067
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	3,000	14,525
Swire Properties Ltd. (Hong Kong)	6,600	17,487
Vonovia SE (Germany)	2,948	202,071
		1,027,244
Road & Rail — 0.7%
Aurizon Holdings Ltd. (Australia)	11,399	34,804
CSX Corp.	156,050	12,120,404
J.B. Hunt Transport Services, Inc.	54,400	6,875,072
Landstar System, Inc.	12,700	1,593,723
Old Dominion Freight Line, Inc.	4,900	886,508
Union Pacific Corp.	15,800	3,110,546
Werner Enterprises, Inc.	91,700	3,850,483
		28,471,540
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	310,900	18,483,005
ASML Holding NV (Netherlands)	2,438	899,144
Broadcom, Inc.	8,500	3,096,720
Intel Corp.	686,150	35,528,847
KLA Corp.	53,300	10,326,342
Micron Technology, Inc.*	286,100	13,435,256
MKS Instruments, Inc.	40,200	4,391,046
NVIDIA Corp.	59,800	32,364,956
Renesas Electronics Corp. (Japan)*	4,600	33,620
Semtech Corp.*	59,500	3,151,120
Skyworks Solutions, Inc.	53,800	7,827,900
STMicroelectronics NV (Switzerland)	4,620	142,029
SUMCO Corp. (Japan)	1,500	21,075
Synaptics, Inc.*	1,700	136,714
Teradyne, Inc.(a)	29,700	2,359,962
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	29,300	$ 4,183,747
Tokyo Electron Ltd. (Japan)	2,900	756,564
		137,138,047
Software — 6.0%
Adobe, Inc.*	62,350	30,578,311
Check Point Software Technologies Ltd. (Israel)*(a)	4,700	565,598
Citrix Systems, Inc.	4,400	605,924
Intuit, Inc.	70,000	22,834,700
Microsoft Corp.	785,000	165,109,050
NortonLifeLock, Inc.	369,700	7,704,548
Oracle Corp.	449,750	26,850,075
SAP SE (Germany)	5,251	816,045
Trend Micro, Inc. (Japan)	800	48,818
		255,113,069
Specialty Retail — 2.0%
Asbury Automotive Group, Inc.*	15,500	1,510,475
AutoNation, Inc.*	99,300	5,255,949
Fast Retailing Co. Ltd. (Japan)	300	188,325
Hikari Tsushin, Inc. (Japan)	1,300	309,184
Home Depot, Inc. (The)	129,100	35,852,361
JD Sports Fashion PLC (United Kingdom)	50,497	526,661
Kingfisher PLC (United Kingdom)	12,100	46,284
Lowe’s Cos., Inc.	183,300	30,402,138
Murphy USA, Inc.*	1,700	218,059
Nitori Holdings Co. Ltd. (Japan)	800	166,174
O’Reilly Automotive, Inc.*	21,000	9,682,680
Shimamura Co. Ltd. (Japan)	200	19,407
Yamada Holdings Co. Ltd. (Japan)	3,800	18,938
		84,196,635
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	1,630,400	188,816,624
Brother Industries Ltd. (Japan)	2,600	41,271
Logitech International SA (Switzerland)	8,162	629,482
		189,487,377
Textiles, Apparel & Luxury Goods — 0.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	957	447,525
Pandora A/S (Denmark)	1,950	139,591
Swatch Group AG (The) (Switzerland)	140	6,285
		593,401
Tobacco — 0.5%
Altria Group, Inc.	502,150	19,403,076
British American Tobacco PLC (United Kingdom)	27,555	988,993
Imperial Brands PLC (United Kingdom)	33,493	590,952
Japan Tobacco, Inc. (Japan)	33,000	601,915
Swedish Match AB (Sweden)	945	77,228
		21,662,164

A7

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	15,700	$ 395,483
Ashtead Group PLC (United Kingdom)	2,552	91,789
Brenntag AG (Germany)	4,143	263,085
Bunzl PLC (United Kingdom)	1,952	63,024
Ferguson PLC	6,980	703,436
GMS, Inc.*	102,400	2,467,840
ITOCHU Corp. (Japan)	7,800	199,440
Marubeni Corp. (Japan)	8,800	49,887
Mitsui & Co. Ltd. (Japan)	35,900	616,199
MonotaRO Co. Ltd. (Japan)	700	34,757
Univar Solutions, Inc.*	60,900	1,027,992
		5,912,932
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	27,200	685,803
SoftBank Corp. (Japan)	19,500	217,977
SoftBank Group Corp. (Japan)	8,900	553,308
		1,457,088

Total Common Stocks (cost $1,982,841,310)		2,633,432,610
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	6,088	387,501
(cost $297,717)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	320	17,466
Volkswagen AG (Germany) (PRFC)*	828	132,983
		150,449
Banks — 0.0%
Citigroup Capital XIII, 6.638%	22,000	593,560
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,616	168,896

Total Preferred Stocks (cost $847,851)		912,905

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.8%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,600	1,664,345
Series 2019-01, Class B
3.130%	02/18/25	1,000	1,037,993
Series 2019-01, Class C
3.360%	02/18/25	1,000	1,055,284
Series 2019-02, Class C
2.740%	04/18/25	2,000	2,086,263
Series 2019-03, Class C
2.320%	07/18/25	3,400	3,506,940
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2020-02, Class C
1.480%	02/18/26		600	$ 607,863
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,600	1,711,188
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	3,167,592
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	4,084,326
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,839,602
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	2,500	1,903,233
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29		2,500	2,589,367
Series 2018-01, Class A, 144A
3.190%	07/15/31		3,800	4,185,729
Series 2018-02, Class A, 144A
3.470%	01/15/30		3,000	3,236,332
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,000	5,465,717
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,771,481
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24		1,900	1,973,113
Series 2018-02, Class A
3.170%	03/15/25		13,350	14,172,599
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		500	528,664
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26		5,700	6,116,172
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		4,354	4,408,473
Series 2019-01A, Class A, 144A
3.630%	09/14/27		5,500	6,007,288
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		800	809,707
Series 2020-03, Class C
1.120%	01/15/26		2,600	2,602,306
				78,531,577
Collateralized Loan Obligations — 3.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.648%(c)	07/22/32		3,750	3,749,988
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.555%(c)	07/15/29		500	497,456

A8

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.625%(c)	10/15/28	4,500	$ 4,493,826
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	07/15/29	1,499	1,488,381
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.093%(c)	01/17/28	1,356	1,348,787
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	04/15/29	3,000	2,987,540
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.672%(c)	10/18/26	125	124,742
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.632%(c)	10/20/32	5,800	5,784,792
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.473%(c)	10/17/31	9,750	9,593,936
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.285%(c)	04/15/31	2,000	1,970,467
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.275%(c)	04/26/31	4,000	3,999,992
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.578%(c)	07/22/32	3,750	3,738,730
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.249%(c)	02/05/31	248	244,351
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.412%(c)	10/19/28	10,000	9,933,722
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.536%(c)	10/23/29	1,250	1,237,815
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.742%(c)	04/20/32	5,750	5,731,199
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.447%(c)	10/20/31	6,729	$ 6,642,284
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.391%(c)	04/21/31	2,388	2,342,974
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.673%(c)	04/17/30	2,750	2,744,102
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.535%(c)	07/15/30	1,250	1,245,656
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.602%(c)	07/20/32	10,000	9,990,273
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	10/20/31	7,419	7,383,711
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.518%(c)	10/30/30	1,484	1,474,388
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.662%(c)	07/20/32	3,750	3,727,668
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.403%(c)	01/17/31	1,500	1,482,078
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.371%(c)	07/16/31	2,350	2,323,661
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	10/20/31	8,750	8,724,005
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
1.420%(c)	07/25/31	1,000	987,863
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.573%(c)	07/17/26	675	673,784
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.513%(c)	01/17/30	2,479	2,454,434
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.112%(c)	04/20/28	3,927	3,899,694

A9

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.732%(c)	07/20/32	3,000	$ 2,992,248
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	01/25/31	2,500	2,478,632
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.155%(c)	07/15/27	794	788,834
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	2,750	2,698,521
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.373%(c)	07/17/31	3,500	3,454,957
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.472%(c)	10/20/31	5,750	5,692,386
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/29	1,718	1,715,010
			132,842,887
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.951%(c)	09/14/32	1,168	1,168,666
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,200	1,262,031
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,100	2,115,311
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,627,993
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,120,461
			7,294,462
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,950,626
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	860,446
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,715,793
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,570,909
			9,097,774
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.798%(c)	03/25/33		47	$ 47,261
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	07/25/32		16	16,490
				63,751
Other — 0.1%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		991	1,030,458
Series 2019-02A, Class A, 144A
2.590%	05/20/36		1,724	1,770,964
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24		3,250	3,065,206
				5,866,628
Residential Mortgage-Backed Securities — 0.4%
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,079	1,083,335
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		711	721,336
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,302	1,305,047
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		373	375,999
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.943%(c)	06/25/34		153	148,550
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,425	1,467,818
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	2,530	2,788,360
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		3,384	3,508,120
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.748%(c)	02/25/57		2,267	2,262,479
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,347	2,440,212
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		130	136,255
				16,237,511

A10

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.8%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	1,571	$ 1,615,596
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,212	1,254,041
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	446	464,524
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,005	1,030,270
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	1,799	1,851,932
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	1,220	1,247,425
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,711	3,792,428
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,587	1,631,535
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	2,100	2,168,379
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	2,100	2,192,833
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,600	1,642,915
Series 2020-FA, Class A, 144A
1.220%	07/15/69	1,883	1,889,754
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	3,800	4,017,516
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	2,100	2,202,749
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,500	2,569,462
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,099	3,193,849
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,400	2,491,568
			35,256,776

Total Asset-Backed Securities (cost $280,093,940)			285,191,366
Commercial Mortgage-Backed Securities — 6.7%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	4,237,224
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	7,280,112
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	6,257,539
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,718,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	$ 7,815,963
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,282	1,374,413
Series 2014-GC23, Class A3
3.356%	07/10/47	2,193	2,357,925
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,341,934
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,954,680
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	6,166,424
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	797	806,624
Series 2014-CR18, Class A4
3.550%	07/15/47	2,670	2,877,638
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	5,339,374
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,714,011
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	3,288,655
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,816,512
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.014%(cc)	11/25/25	3,633	3,980,507
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	2,200	2,392,033
Series 2017-M04, Class A2
2.670%(cc)	12/25/26	11,800	12,843,231
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	9,311,774
Series 2018-M04, Class A2
3.147%(cc)	03/25/28	4,325	4,930,582
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.493%(cc)	05/25/22	21,867	392,683
Series K021, Class X1, IO
1.543%(cc)	06/25/22	6,310	115,854
Series K055, Class X1, IO
1.497%(cc)	03/25/26	13,638	876,706
Series K057, Class AM
2.624%	08/25/26	7,230	7,936,624
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,734,211
Series K068, Class AM
3.315%	08/25/27	5,600	6,435,560
Series K069, Class A2
3.187%(cc)	09/25/27	2,310	2,651,562
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,199,475

A11

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K070, Class AM
3.364%	12/25/27	1,525	$ 1,757,147
Series K072, Class A2
3.444%	12/25/27	2,000	2,332,629
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	4,183,933
Series K076, Class AM
3.900%	04/25/28	2,575	3,082,922
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	5,721,231
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,131,810
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	8,449,840
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	4,209,534
Series K086, Class AM
3.919%(cc)	12/25/28	1,300	1,565,995
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	1,613,431
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	5,219,199
Series W5FX, Class AFX
3.336%(cc)	04/25/28	2,260	2,557,932
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	4,326,299
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,293,990
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	6,209,767
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	6,017,735
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	845	910,654
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,809	6,220,390
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	657,777
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,401,980
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	11,027,807
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,222,408
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	14,092,307
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,829,349
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	7,453,171
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	$ 2,856,649
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,823,671
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,746,557
Series 2013-C05, Class A3
2.920%	03/10/46	1,179	1,206,468
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,867,510
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,519,342
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	5,118,816
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	8,169,910

Total Commercial Mortgage-Backed Securities (cost $258,045,208)			284,946,137
Corporate Bonds — 10.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50(a)	2,130	1,920,253
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	869,690
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	962,112
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,502,561
			5,254,616
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	3,740	3,996,299
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,450	1,450,619
			5,446,918
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,453	2,016,858
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	334	331,013

A12

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	475	$ 456,360
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	191	190,595
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	986,638
			3,981,464
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
0.676%(c)	04/12/21	495	495,377
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	2,010	2,042,310
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	1,137,363
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	680	680,263
3.350%	11/01/22	4,205	4,157,621
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	1,157,434
6.600%	04/01/36	760	920,336
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.118%(c)	04/09/21	1,060	1,059,469
Gtd. Notes
3.550%	04/09/21	805	815,600
3.950%	04/13/24	2,800	2,966,869
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	4,705	4,721,326
			20,153,968
Banks — 3.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23	800	802,771
Sr. Unsec’d. Notes
3.848%	04/12/23	1,000	1,067,473
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	445	503,284
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,665	1,715,568
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)	940	914,405
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31(a)	2,600	2,593,955
2.496%(ff)	02/13/31	3,085	3,225,047
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.824%(ff)	01/20/28	955	$ 1,081,408
4.125%	01/22/24	4,830	5,347,736
4.271%(ff)	07/23/29	510	598,307
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,225,125
4.450%	03/03/26	8,455	9,710,213
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	584,934
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	917,101
3.684%	01/10/23	585	603,633
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	4,467,801
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	2,330	2,402,501
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	—(rr)	2,205	2,151,240
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)	1,375	1,360,517
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	625	692,689
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	2,061,908
3.700%	01/12/26	6,180	6,941,320
Sub. Notes
4.450%	09/29/27	5,965	6,908,249
4.750%	05/18/46	820	1,027,592
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,609,237
4.282%	01/09/28	1,370	1,554,483
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,660,045
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,400	2,508,725
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	1,103,953
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	—(rr)	2,215	2,149,699
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)	740	783,238
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,488,568
3.750%	02/25/26	1,010	1,136,188
3.814%(ff)	04/23/29	540	614,691
3.850%	01/26/27	2,910	3,269,909
Sub. Notes
6.750%	10/01/37	104	150,496

A13

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	290	$ 281,782
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	—(rr)	978	938,010
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)	1,045	986,339
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	1,275	1,338,336
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	786,758
3.964%(ff)	11/15/48	3,250	3,920,713
4.005%(ff)	04/23/29	2,170	2,513,548
4.452%(ff)	12/05/29	3,350	4,028,555
Sub. Notes
3.875%	09/10/24	3,775	4,180,288
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.885%(c)	—(rr)	840	795,168
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	1,045	1,354,074
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	950	1,019,611
3.772%(ff)	01/24/29	8,775	10,009,282
3.875%	01/27/26	675	767,305
4.431%(ff)	01/23/30	515	614,450
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,408,079
Sub. Notes, GMTN
4.350%	09/08/26	3,825	4,410,771
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	2,056,853
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	4,366,982
			126,710,913
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	620	759,636
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	450	605,192
8.000%	11/15/39	1,285	2,036,403
8.200%	01/15/39	250	403,697
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,525,618
			5,330,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50(a)	570	$ 534,012
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	779,501
4.750%	01/15/28(a)	700	727,144
			1,506,645
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50	485	445,415
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,551,522
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,015	1,222,085
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	3,680	3,777,049
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	45	54,975
9.400%	05/15/39	347	588,841
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,292,438
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	813,845
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22(a)	2,000	2,118,684
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	673,113
6.500%	09/27/28(a)	670	629,573
			13,167,540
Commercial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	1,118,057
6.700%	06/01/34	420	572,640
7.000%	10/15/37(a)	380	543,637
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,882,957
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	270	247,150

A14

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,190	$ 1,250,545
5.250%	01/15/30(a)	385	420,449
5.875%	09/15/26	135	142,257
			6,177,692
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	527,620
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	956,795
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	707,401
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,675	1,690,157
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	368,862
			4,250,835
Electric — 1.2%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.750%	05/15/46	1,200	1,368,788
Avista Corp.,
First Mortgage
4.350%	06/01/48	1,160	1,457,740
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	800,728
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	432,573
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	887,674
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,907,369
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	301,847
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,264,214
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,490	1,872,238
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	819,337
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage
4.000%	09/30/42	570	$ 698,816
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	888,658
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	2,245	2,596,052
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	431,888
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,629,020
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,425	1,769,313
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	457,247
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	424,316
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	198,477
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,317,110
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	535,535
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,382,360
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,875,826
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	1,154,873
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	1,558,117
5.000%	03/15/44	695	872,079
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,760	1,786,551
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	911,749
3.000%	05/15/27	1,130	1,253,716
3.700%	05/01/28	1,280	1,496,738
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	772,565

A15

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	$ 701,497
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,680,237
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	580	622,105
First Ref. Mortgage, Series C
3.600%	02/01/45	860	876,669
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	761,552
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,135	2,274,039
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	593,171
			49,632,784
Electronics — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	1,705	1,723,640
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	1,050	1,133,262
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	700	597,909
5.500%	07/31/47	800	651,759
			2,382,930
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49	1,290	1,357,066
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	1,720	2,077,791
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	654,010
			4,088,867
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,595	2,177,340
Gas — 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	80,212
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.625%	09/17/30		1,960	$ 1,959,778
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		1,205	1,179,904
3.490%	05/15/27		3,285	3,663,357
				6,883,251
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	1,897,145
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	300	392,334
2.250%	03/07/39	EUR	400	550,311
				2,839,790
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	734,682
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	488,989
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		555	607,602
5.875%	02/01/29		525	614,725
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	1,185,736
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		190	196,612
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		1,075	1,087,992
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		445	556,090
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		765	813,170
				6,285,598
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	580,217
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		800	853,221
				1,433,438

A16

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	1,695	$ 1,804,849
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	1,353,050
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	1,009,040
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	488,887
5.000%	03/30/43	200	241,612
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	1,003,434
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	162,243
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,709,321
6.850%	12/16/39	124	183,161
			6,150,748
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	998,923
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,314,961
Media — 0.3%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24(a)	600	613,390
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	1,260	1,441,262
5.375%	04/01/38	1,950	2,353,391
6.384%	10/23/35	875	1,193,175
6.484%	10/23/45	1,386	1,854,440
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24	330	364,227
6.400%	05/15/38	530	805,648
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	437,025
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,696,282
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	$ 1,085,385
			11,844,225
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	425	425,556
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	611,204
			1,036,760
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,274,751
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	905	916,819
2.750%	01/06/23(a)	315	327,237
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	300,011
			1,544,067
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,400	873,281
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,013,783
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	1,200	1,278,808
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	231,924
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	303,021
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	367,893
6.510%	03/07/22	580	616,580
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,995	2,185,840
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	604,507

A17

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	835	$ 1,091,156
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	2,000	879,976
6.450%	09/15/36	1,155	981,711
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	370	343,657
6.500%	02/01/38	275	249,282
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)	797	836,718
5.750%	02/01/29	840	924,124
6.900%	03/19/49	1,000	1,112,002
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21(a)	330	333,077
6.350%	02/12/48	1,536	1,150,461
6.500%	03/13/27(a)	330	307,719
Gtd. Notes, 144A
6.490%	01/23/27	471	440,590
7.690%	01/23/50	2,146	1,778,017
Gtd. Notes, MTN
6.750%	09/21/47	2,265	1,742,117
6.875%	08/04/26	670	644,304
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	1,445	1,656,062
			21,946,610
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	183	204,540
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	800	848,353
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,302,004
4.500%	05/14/35	1,910	2,319,013
4.700%	05/14/45	1,460	1,786,864
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49	2,515	2,971,776
4.550%	03/15/35	2,190	2,671,994
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,829,168
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	474	523,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	$ 518,232
4.250%	10/26/49	1,115	1,465,884
4.550%	02/20/48	1,200	1,613,490
5.000%	08/15/45	645	901,468
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	11,009,032
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	3,810	4,622,207
5.125%	07/20/45	610	769,695
5.300%	12/05/43	250	318,197
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	3,655	3,645,247
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,709,536
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40(a)	1,380	1,490,677
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	71,452
			41,539,577
Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,588,460
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	675	685,557
4.950%	06/15/28	1,115	1,180,390
5.000%	05/15/50	1,435	1,323,086
6.125%	12/15/45	180	181,932
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,345	1,496,292
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	2,260	2,039,984
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,560,369
4.000%	03/15/28	1,980	2,154,033
4.875%	06/01/25	3,250	3,677,748
5.200%	03/01/47	40	43,067
5.500%	02/15/49(a)	395	442,594
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	162,959

A18

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	$ 5,008,111
4.500%	03/15/50	295	261,284
4.950%	07/13/47	935	887,987
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	101,399
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48(a)	315	352,845
4.900%	01/15/45	1,000	1,077,264
5.100%	09/15/45	500	560,121
			24,785,482
Real Estate Investment Trusts (REITs) — 0.3%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,163,992
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	3,480	3,542,529
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	3,430	3,348,048
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	3,235	3,566,127
			11,620,696
Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	755,072
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	5,302,287
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	750	782,980
Macy’s Retail Holdings LLC,
Gtd. Notes
3.875%	01/15/22	201	190,269
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,392,242
			8,422,850
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,455	1,536,345
Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	1,052	1,152,075
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
4.750%	04/15/29	5,175	$ 6,012,786
			7,164,861
Software — 0.1%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,340	1,239,044
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)	1,425	1,486,485
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	2,000,997
			4,726,526
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	770	747,212
3.800%	02/15/27	1,065	1,200,516
4.300%	02/15/30(a)	615	728,135
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	8,133	7,859,757
3.650%	09/15/59	160	155,927
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	1,150	1,167,219
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24(a)	1,400	1,412,855
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	323,668
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	500	506,134
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/15/30	8,000	9,128,358
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	1,900	2,276,021
4.125%	08/15/46	725	897,629
4.500%	08/10/33	1,205	1,522,625
4.862%	08/21/46	860	1,170,232
			29,096,288
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	916,220
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	1,017,191

A19

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	$ 119,448
			2,052,859

Total Corporate Bonds (cost $415,696,247)			449,877,058
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	284,654
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	2,259,735
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,314,423
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	2,085,365
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	787,289
7.625%	03/01/40	215	373,072
7.550%	04/01/39	245	426,601
			7,246,485
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	1,129,548
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,536,153
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,326,819
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	325	326,290
			5,189,262
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,803,014
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,510,302
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	633,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	$ 365,523
			999,420
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	646,558
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	837,645
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	681,996

Total Municipal Bonds (cost $14,926,791)			20,328,884
Residential Mortgage-Backed Securities — 1.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	16	15,657
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	27	26,942
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.690%(cc)	02/25/35	237	236,581
Bellemeade Re Ltd. (Bermuda),
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	08/25/28	31	31,332
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	08/25/28	300	294,984
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.248%(c)	07/25/29	404	402,902
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.748%(c)	07/25/29	1,200	1,173,430
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	06/25/30	880	881,809
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.548%(c)	06/25/30	230	233,135
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.448%(c)	08/26/30	195	195,228
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.306%(cc)	09/15/21^	5,327	5,283,546

A20

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.656%(c)	11/01/23	4,700	$ 4,729,868
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.503%(cc)	02/25/37	166	163,703
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	2,297	2,309,267
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	600	599,610
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,505	2,529,143
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,172	2,178,389
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,256	1,376,918
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	12/25/59^	583	577,286
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.948%(c)	04/25/29	180	179,280
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	1,119	1,167,072
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	03/25/30	659	658,136
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.748%(c)	07/25/50	1,555	1,562,786
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.402%(c)	09/25/50	225	226,638
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	3	3,253
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29	168	166,299
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.962%(cc)	07/25/35	70	68,222
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	04/01/24	472	467,835
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.406%(c)	01/23/23	575	$ 575,021
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23	550	550,087
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23	1,060	1,060,168
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.600%(c)	12/11/21^	7,510	7,510,000
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.907%(c)	09/23/21	5,100	5,100,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.157%(c)	09/23/21	3,510	3,510,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,404	1,515,825
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	01/25/48	563	561,765
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/28	136	135,921
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	07/25/29	47	47,363
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	07/25/30	500	503,659
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.898%(c)	07/25/30	750	749,378
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,134	1,234,377
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	05/20/21^	3,360	3,360,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.170%(cc)	02/25/34	97	94,529

Total Residential Mortgage-Backed Securities (cost $53,905,716)			54,247,344

A21

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	$ 3,723,994
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	720,168
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	186,809
4.375%	07/12/21		500	513,740
5.000%	06/15/45		620	725,873
7.375%	09/18/37		625	878,473
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,091,861
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	433,653
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		924	950,658
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	1,952,129
4.450%	02/11/24		505	559,334
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,093,687
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,579,097
4.750%	01/08/26		540	627,014
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	201,769
2.125%	10/25/23		1,400	1,465,357
2.625%	04/20/22		2,000	2,066,477
3.000%	03/12/24		400	432,510
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		515	563,542
4.500%	04/16/50(a)		475	595,281
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,186,371
4.817%	03/14/49		500	673,887
5.103%	04/23/48		915	1,274,910
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,395	1,857,693
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,346,128
2.875%	03/04/23		1,785	1,864,190
4.000%	04/17/25		1,035	1,149,586
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,859,180
3.250%	06/01/23		800	856,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)	1,025	$ 1,365,536
5.100%	06/18/50(a)	545	732,161

Total Sovereign Bonds (cost $32,549,985)			35,527,641
U.S. Government Agency Obligations — 7.4%
Federal Home Loan Bank
5.500%	07/15/36(k)	1,080	1,684,848
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	801	836,960
2.500%	03/01/30	411	436,256
2.500%	10/01/32	863	921,009
3.000%	10/01/28	303	325,141
3.000%	06/01/29	735	787,273
3.000%	03/01/32	881	948,158
3.000%	01/01/37	432	454,424
3.000%	01/01/43	858	913,895
3.000%	07/01/43	1,698	1,809,334
3.000%	01/01/47	4,977	5,241,772
3.000%	10/01/49	1,000	1,047,065
3.500%	03/01/42	488	525,920
3.500%	06/01/42	287	310,784
3.500%	01/01/47	910	968,651
3.500%	02/01/47	1,094	1,162,342
4.000%	06/01/26	388	413,324
4.000%	09/01/26	199	211,719
4.000%	10/01/39	738	814,615
4.000%	12/01/40	317	350,185
4.000%	10/01/41	352	388,683
4.000%	01/01/42	123	135,744
4.000%	10/01/45	440	476,585
4.500%	09/01/39	228	257,026
4.500%	10/01/39	1,278	1,434,080
4.500%	12/01/39	394	442,681
4.500%	07/01/41	184	200,280
4.500%	07/01/41	1,699	1,913,929
4.500%	08/01/41	127	138,228
4.500%	08/01/41	193	213,684
4.500%	08/01/41	259	285,006
4.500%	10/01/41	104	112,110
4.500%	10/01/46	240	263,687
4.500%	12/01/47	1,251	1,359,399
5.000%	05/01/34	19	21,656
5.000%	05/01/34	173	198,543
5.000%	08/01/35	18	21,240
5.000%	09/01/35	30	33,971
5.000%	10/01/36	29	33,739
5.000%	05/01/37	19	21,644
5.000%	07/01/37	373	429,676
5.000%	09/01/38	45	51,262
5.000%	09/01/38	47	54,303
5.000%	09/01/38	54	61,878
5.000%	02/01/39	18	20,876
5.000%	06/01/39	52	59,928
5.500%	02/01/34	32	35,244

A22

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	04/01/34	297	$ 335,031
5.500%	06/01/34	85	99,285
5.500%	06/01/34	153	179,902
5.500%	05/01/37	43	49,865
5.500%	02/01/38	324	375,237
5.500%	05/01/38	61	70,449
5.500%	07/01/38	293	339,202
6.000%	03/01/32	136	153,662
6.000%	12/01/33	49	54,465
6.000%	07/01/36	3	3,291
6.000%	12/01/36	7	8,649
6.000%	05/01/37	11	12,698
6.000%	12/01/37	16	18,436
6.000%	01/01/38	4	3,993
6.000%	01/01/38	12	14,141
6.000%	01/01/38	258	301,758
6.000%	10/01/38	69	81,887
6.000%	08/01/39	34	40,335
6.750%	09/15/29	935	1,413,209
6.750%	03/15/31	500	780,087
7.000%	01/01/31	17	20,166
7.000%	06/01/31	27	31,263
7.000%	09/01/31	3	3,511
7.000%	10/01/31	35	40,666
7.000%	10/01/32	29	31,211
Federal National Mortgage Assoc.
2.000%	TBA	3,500	3,636,719
2.000%	TBA	74,000	76,314,653
2.000%	08/01/31	1,134	1,184,100
2.500%	01/01/28	885	926,190
2.500%	10/01/43	883	940,091
2.500%	12/01/46	1,617	1,722,854
3.000%	TBA	9,000	9,429,961
3.000%	02/01/27	1,260	1,339,260
3.000%	08/01/30	786	825,945
3.000%	11/01/36	2,142	2,242,855
3.000%	12/01/42	1,020	1,086,080
3.000%	12/01/42	1,598	1,703,834
3.000%	03/01/43	274	291,627
3.000%	11/01/46	278	291,763
3.000%	01/01/47	2,140	2,249,125
3.000%	02/01/47	1,442	1,516,156
3.000%	03/01/47	1,090	1,145,110
3.000%	03/01/49	1,877	1,965,068
3.000%	12/01/49	1,123	1,184,458
3.500%	07/01/31	777	835,905
3.500%	11/01/32	382	417,142
3.500%	02/01/33	994	1,051,844
3.500%	05/01/33	1,659	1,760,409
3.500%	06/01/39	566	611,827
3.500%	01/01/42	4,915	5,304,347
3.500%	05/01/42	2,434	2,633,691
3.500%	07/01/42	725	791,184
3.500%	08/01/42	284	308,054
3.500%	08/01/42	788	846,569
3.500%	09/01/42	844	915,193
3.500%	09/01/42	1,457	1,580,096
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/42	486	$ 526,679
3.500%	03/01/43	2,644	2,916,468
3.500%	04/01/43	488	528,961
3.500%	04/01/43	1,106	1,197,338
3.500%	07/01/43	226	244,706
3.500%	06/01/45	4,971	5,303,837
3.500%	07/01/46	885	940,266
3.500%	11/01/46	1,412	1,503,142
3.500%	09/01/47	1,425	1,508,306
3.500%	01/01/48	10,278	10,866,398
3.500%	05/01/48	1,503	1,586,352
3.500%	06/01/48	4,834	5,235,978
4.000%	12/01/36	932	1,009,215
4.000%	10/01/41	2,687	2,963,229
4.000%	07/01/44	970	1,069,468
4.000%	09/01/44	1,972	2,143,930
4.000%	10/01/46	668	719,334
4.000%	06/01/47	1,053	1,131,075
4.000%	09/01/47	391	418,521
4.000%	11/01/47	914	1,017,309
4.000%	11/01/47	1,922	2,062,330
4.000%	12/01/47	5,261	5,636,803
4.500%	07/01/33	41	45,002
4.500%	08/01/33	10	11,474
4.500%	09/01/33	38	41,533
4.500%	10/01/33	98	107,692
4.500%	03/01/34	28	31,092
4.500%	01/01/35	2	2,091
4.500%	07/01/39	715	804,602
4.500%	08/01/39	550	618,572
4.500%	09/01/39	363	406,979
4.500%	12/01/39	4	4,342
4.500%	03/01/41	1,275	1,434,977
4.500%	07/01/42	114	128,535
5.000%	03/01/34	194	222,881
5.000%	04/01/35	464	532,852
5.000%	06/01/35	114	130,765
5.000%	07/01/35	80	91,635
5.000%	07/01/35	114	130,782
5.000%	09/01/35	70	80,604
5.000%	11/01/35	85	98,074
5.000%	02/01/36	64	73,402
5.500%	02/01/33	94	110,430
5.500%	08/01/33	163	189,123
5.500%	10/01/33	45	53,114
5.500%	12/01/33	44	51,825
5.500%	12/01/34	115	135,689
5.500%	10/01/35	477	557,569
5.500%	03/01/36	49	54,149
5.500%	04/01/36	107	123,293
5.500%	01/01/37	57	66,692
5.500%	04/01/37	30	34,509
5.500%	05/01/37	179	208,324
5.500%	08/01/37	230	270,441
6.000%	05/01/21	5	5,405
6.000%	10/01/33	186	215,022
6.000%	11/01/33	23	25,587

A23

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/33	29	$ 32,338
6.000%	01/01/34	232	273,729
6.000%	02/01/34	89	105,378
6.000%	03/01/34	2	2,052
6.000%	03/01/34	12	13,315
6.000%	03/01/34	27	30,864
6.000%	11/01/34	22	24,652
6.000%	01/01/35	43	49,441
6.000%	01/01/35	111	126,345
6.000%	02/01/35	3	2,920
6.000%	02/01/35	104	116,388
6.000%	02/01/35	174	205,780
6.000%	04/01/35	15	17,546
6.000%	05/01/36	33	38,616
6.000%	06/01/36	15	16,494
6.000%	02/01/37	60	70,731
6.000%	06/01/37	24	26,936
6.000%	05/01/38	158	186,180
6.250%	05/15/29	950	1,374,281
6.500%	09/01/32	1	1,140
6.500%	09/01/32	13	14,317
6.500%	09/01/32	34	39,815
6.500%	09/01/32	39	44,846
6.500%	10/01/32	39	45,641
6.500%	04/01/33	51	58,848
6.500%	11/01/33	21	24,065
6.500%	01/01/34	31	36,044
6.500%	09/01/34	48	55,485
6.500%	10/01/34	43	49,890
6.500%	09/01/36	107	124,238
6.500%	10/01/36	26	30,641
6.500%	11/01/36	37	40,936
6.500%	01/01/37	38	43,027
6.500%	01/01/37	101	117,594
6.500%	09/01/37	13	14,379
6.625%	11/15/30(k)	550	844,688
7.000%	02/01/32	24	27,332
7.000%	05/01/32	13	15,296
7.000%	06/01/32	13	15,368
7.000%	07/01/32	47	55,033
7.125%	01/15/30(k)	3,600	5,576,521
Government National Mortgage Assoc.
2.500%	TBA	11,000	11,528,945
2.500%	03/20/43	631	666,397
2.500%	12/20/46	755	795,206
3.000%	03/15/45	791	823,408
3.000%	11/20/45	986	1,035,465
3.000%	03/20/46	6,364	6,714,760
3.000%	07/20/46	4,227	4,464,786
3.000%	10/20/46	1,389	1,464,169
3.000%	12/20/46	929	982,968
3.000%	02/20/47	1,923	2,014,888
3.500%	12/20/42	1,524	1,653,960
3.500%	05/20/43	312	337,996
3.500%	03/20/45	1,235	1,318,512
3.500%	04/20/45	1,705	1,821,050
3.500%	07/20/46	6,274	6,699,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/20/49	11,009	$ 11,584,660
4.000%	06/15/40	129	140,054
4.000%	05/20/41	236	260,157
4.000%	12/20/42	530	582,709
4.000%	08/20/44	229	248,248
4.000%	11/20/45	1,272	1,371,295
4.000%	12/20/45	1,359	1,460,969
4.000%	11/20/46	308	331,028
4.000%	09/20/47	4,922	5,282,135
4.000%	02/20/49	3,454	3,675,819
4.500%	04/15/40	521	576,778
4.500%	01/20/41	1,049	1,179,382
4.500%	02/20/41	652	732,638
4.500%	06/20/44	699	776,615
4.500%	09/20/46	405	446,078
4.500%	11/20/46	794	881,846
4.500%	03/20/47	745	810,171
4.500%	05/20/48	1,027	1,110,913
4.500%	06/20/48	1,381	1,490,987
4.500%	08/20/48	4,354	4,690,911
5.000%	10/20/37	92	103,884
5.000%	04/20/45	624	713,486
5.500%	11/15/32	62	70,622
5.500%	02/15/33	46	53,420
5.500%	08/15/33	64	71,088
5.500%	08/15/33	154	170,420
5.500%	09/15/33	41	45,109
5.500%	09/15/33	72	82,600
5.500%	10/15/33	63	73,183
5.500%	12/15/33	6	7,199
5.500%	04/15/34	256	295,859
5.500%	07/15/35	47	54,531
5.500%	02/15/36	111	130,090
6.000%	02/15/33	2	2,001
6.000%	04/15/33	18	19,632
6.000%	09/15/33	11	13,069
6.000%	12/15/33	30	36,296
6.000%	12/15/33	75	83,831
6.000%	01/15/34	17	19,551
6.000%	01/15/34	31	36,541
6.000%	06/20/34	62	71,700
6.000%	07/15/34	129	152,759
6.000%	10/15/34	157	182,161
6.500%	10/15/23	1	671
6.500%	12/15/23	2	2,279
6.500%	01/15/24	1	1,050
6.500%	01/15/24	1	1,420
6.500%	01/15/24	3	3,410
6.500%	01/15/24	8	8,682
6.500%	01/15/24	8	8,957
6.500%	01/15/24	35	38,862
6.500%	02/15/24	—(r )	161
6.500%	02/15/24	—(r )	197
6.500%	02/15/24	2	1,760
6.500%	02/15/24	2	1,831
6.500%	02/15/24	3	2,837
6.500%	02/15/24	4	4,860

A24

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	02/15/24	5	$ 5,645
6.500%	02/15/24	6	6,709
6.500%	02/15/24	9	10,042
6.500%	02/15/24	21	23,795
6.500%	04/15/24	—(r )	492
6.500%	04/15/24	1	1,044
6.500%	04/15/24	1	1,467
6.500%	04/15/24	1	1,561
6.500%	04/15/24	2	1,785
6.500%	04/15/24	2	2,005
6.500%	04/15/24	7	7,659
6.500%	05/15/24	7	7,982
6.500%	05/15/24	11	11,787
6.500%	10/15/24	10	11,243
6.500%	12/15/30	7	7,243
6.500%	01/15/32	18	21,346
6.500%	02/15/32	15	17,477
6.500%	07/15/32	38	43,887
6.500%	08/15/32	5	5,406
6.500%	08/15/32	8	8,401
6.500%	08/15/32	26	30,362
6.500%	08/15/32	167	198,878
6.500%	06/15/35	5	5,523
6.500%	06/15/35	32	38,008
6.500%	07/15/35	7	7,344
8.000%	01/15/24	5	5,284
8.000%	04/15/25	3	3,359

Total U.S. Government Agency Obligations (cost $300,352,117)			310,968,347
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
2.875%	05/15/43(a)	1,075	1,403,547
3.000%	11/15/44(a)	5,060	6,761,425
3.125%	02/15/43	965	1,307,424
3.375%	05/15/44	9,210	12,997,613
3.625%	02/15/44(a)	490	715,936
3.750%	11/15/43	490	727,880
U.S. Treasury Notes
0.250%	09/30/25	6,500	6,491,367
0.375%	09/30/27	7,950	7,896,586
2.250%	11/15/25	5,000	5,495,703
3.125%	11/15/28(a)(k)	11,625	14,000,859
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39(k)	3,780	2,954,897
2.228%(s)	05/15/28(k)	718	684,596
2.365%(s)	08/15/44(k)	3,095	2,157,916
2.395%(s)	11/15/43	1,156	819,902

Total U.S. Treasury Obligations (cost $63,134,768)			64,415,651

Total Long-Term Investments (cost $3,402,691,650)			4,140,235,444

	Shares	Value
Short-Term Investments — 6.1%
Affiliated Mutual Funds — 6.1%
PGIM Core Ultra Short Bond Fund(w)	185,439,223	$ 185,439,223
PGIM Institutional Money Market Fund (cost $70,964,868; includes $70,945,559 of cash collateral for securities on loan)(b)(w)	71,191,046	71,176,808

Total Affiliated Mutual Funds (cost $256,404,091)		256,616,031

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.100%	12/17/20	250	249,949
(cost $249,946)

Options Purchased*~ — 0.0%
(cost $19,300)	1,173,824

Total Short-Term Investments (cost $256,673,337)	258,039,804

TOTAL INVESTMENTS—103.9% (cost $3,659,364,987)	4,398,275,248

Liabilities in excess of other assets(z) — (3.9)%	(166,795,196)

Net Assets — 100.0%	$ 4,231,480,052

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMS	Constant Maturity Swap
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate

A25

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,730,832 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,962,853; cash collateral of $70,945,559 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,379	$ 80,653
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	3,285	78,415
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	8,212	186,047
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	16,302	369,962
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	16,540	388,421
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	3,285	70,326
Total Options Purchased (cost $19,300)							$1,173,824
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
519	2 Year U.S. Treasury Notes	Dec. 2020	$114,678,727	$ 46,489
152	5 Year U.S. Treasury Notes	Dec. 2020	19,156,750	3,859
228	10 Year U.S. Ultra Treasury Notes	Dec. 2020	36,462,189	(30,092)
24	20 Year U.S. Treasury Bonds	Dec. 2020	4,230,750	(4,088)
397	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	88,059,562	(593,337)
16	Mini MSCI EAFE Index	Dec. 2020	1,482,560	(26,849)
				(604,018)
A26

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
20	10 Year Euro-Bund	Dec. 2020	$ 4,092,319	$ (41,415)
812	10 Year U.S. Treasury Notes	Dec. 2020	113,299,375	(186,654)
				(228,069)
				$(832,087)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	10,002	$11,638,722	$11,726,977	$88,255	$—
Expiring 10/02/20	Citibank, N.A.	EUR	247	289,120	289,353	233	—
				$11,927,842	$12,016,330	88,488	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	2,500	$ 1,852,964	$ 1,877,624	$ —	$ (24,660)
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	10,248	12,107,289	12,016,329	90,960	—
Expiring 11/03/20	Citibank, N.A.	EUR	10,002	11,646,438	11,734,722	—	(88,284)
				$25,606,691	$25,628,675	90,960	(112,944)
						$179,448	$(112,944)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	4,100	2.807%	$(87,788)	$27,187	$(114,975)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	24,000	$88,777	$277,405	$188,628

A27

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.EUR.34.V1	12/20/25	1.000%(Q)	EUR	39,500	0.592%	$1,048,850	$1,000,074	$(48,776)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	1,190	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	$(10,808)	$(327,050)	$(316,242)
	3,085	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(476,830)	(476,830)
					$(10,808)	$(803,880)	$(793,072)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	5/01/21	16,000	$—	$—	$—
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and
A28

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A29